Leases	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Disclosure Text Block [Abstract]
Leases

Note 6. Leases

In January 2021, the Company commenced a new lease at a new location in San Jose, California. The lease expires in February 2028. The Company is obligated to pay approximately $11 million over the term of the lease. The Company leases office space under non-cancellable operating leases with terms expiring from December 2021 through February 2028. The leases require monthly lease payments that are subject to annual increase throughout the lease term.

The Company adopted ASC 842 as of January 1, 2020, using the modified retrospective approach. Rent expense was $435,487 and $870,975 for the three and six months ended June 30, 2021, respectively, and was $67,896 and $135,791 for the three and six months ended June 30, 2020, respectively.

The Company performed evaluations of its contracts and determined that each of its identified leases are classified as operating leases. The components of operating lease expense were as follows:

	Three Months Ended June 30,		Six Months Ended June 30,
	2021	2020	2021	2020
Operating lease cost	$435,487	$67,896	$870,975	$135,791
Variable lease expense	147,412	6,508	294,825	12,215
Short-term lease expense	2,965	1,847	6,236	2,380
Total lease expense	$585,864	$76,251	$1,172,036	$150,386

Variable lease expense consists of the Company’s proportionate share of operating expenses, property taxes, and insurance.

The lease right of use assets and lease liabilities recognized in the balance sheets are as follows:

As of June 30, 2021
Right of use asset in other non-current assets	$8,156,424

Other current liabilities	$1,009,827
Other non-current liabilities	7,767,283
Total lease liability	$8,777,110

As of June 30, 2021, the maturities of the Company’s operating lease liabilities were as follows:

Remainder of 2021	$622,375
2022	1,561,154
2023	1,533,222
2024	1,580,157
2025	1,627,092
Thereafter	3,700,071
Total lease payments	10,624,071
Less: Imputed interest	(1,846,961)
Present value of lease liabilities	$8,777,110

Note 6. Leases

The Company leases office space under non-cancellable operating leases with terms expiring in December 2021 and February 2028. The leases require monthly lease payments that are subject to annual increase throughout the lease term.

The Company adopted ASC 842 as of January 1, 2020, using the modified retrospective approach. For the year ended December 31, 2020, rent expense was $305,072.

The Company performed evaluations of its contracts and determined that each of its identified leases are classified as operating leases. The components of operating lease expense were as follows:

Year ended December 31, 2020
Operating lease cost	$271,582
Variable lease expense	24,430
Short-term lease expense	9,060
Total lease expense	$305,072

Variable lease expense consists of the Company’s proportionate share of operating expenses, property taxes, and insurance and is classified as lease expense due to the Company’s election to not separate lease and non-lease components.

The lease right of use assets and lease liabilities recognized in the balance sheets are as follows:

As of December 31, 2020
Right of use asset in other non-current assets	$316,040

Other current liabilities	254,197
Other non-current liabilities	71,961
Total lease liability	$326,158

As of December 31, 2020, scheduled maturities of the Company’s operating lease liabilities were as follows:

2021	$279,793
2022	67,045
Total lease payments	346,838
Less: Imputed interest	(20,680)
Present value of lease liabilities	$326,158

The following is a schedule of future minimum operating lease payments as of December 31, 2020:

Year ending December 31,
2021	$279,793
2022	67,045
2023 and thereafter	—
Total	$346,838